Schedule of Future Minimum Payments Required Under Lease Obligations (Details)	Jan. 31, 2022 USD ($)
Leases
2023	$ 756,450
2024	713,319
2025	689,398
2026	611,124
2027	464,909
Thereafter	1,825,924
Total lease payments	5,061,124
Less: amounts representing interest	(834,999)
Total lease obligations	$ 4,226,125